Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year	Amount
2015	74,373
2016	-
2017	-
2018 and thereafter	-
Total	$74,373

Schedula of future minimum payments under non-cancelable capital leases
Year	Amount
2015	90,936
2016	90,936
2017	81,228
2018 and thereafter	-
Total	$263,100